Shareholders' Equity - Share Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock value authorized	€ 126,000,000
Cumulative Preference Shares; authorized (number of shares)	700,000,000
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09
Number of issued shares	431,465,767	431,464,705	439,199,514
Number of treasury shares	10,368,038	4,071,113	9,258,282
Maximum authorization period for issuing shares	5 years
Maximum authorization period for issuing shares - extension	5 years
Preferred Stock, Voting Rights	9
Common Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Ordinary Shares, nominal value (in EUR)	€ 0.09	€ 0.09
Number of issued shares	431,465,767
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000
Ordinary Shares, nominal value (in EUR)	€ 0.01
Number of issued shares	0
Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Number of issued shares	0